Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Variable Interest Entity [Line Items]
Total assets		¥ 14,270,672	¥ 13,563,082	¥ 13,067,528
Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		11,679	11,005
Investments		119,916	91,506
Maximum exposure to loss	[1]	191,586	121,303
Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		9,617,334	6,320,128
Liquidating Customer Assets | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		405	1,255
Investments		991	991
Maximum exposure to loss	[1]	1,396	2,246
Liquidating Customer Assets | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		13,391	27,273
Acquisition Of Real Estate And Real Estate Development Projects For Customers | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		8,134	6,905
Investments		9,119	4,884
Maximum exposure to loss	[1]	18,735	11,789
Acquisition Of Real Estate And Real Estate Development Projects For Customers | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		546,953	317,027
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	0
Corporate Rehabilitation Support Business | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate Rehabilitation Support Business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	0
Investment in securities | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		79,050	56,818
Maximum exposure to loss	[1]	123,674	75,607
Investment in securities | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		6,901,686	4,108,847
Securitizing Financial Assets | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		2	2
Maximum exposure to loss	[1]	2	2
Securitizing Financial Assets | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		154	709
Securitization Of Loans Receivable Originated By Third Parties | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		15,254	18,268
Maximum exposure to loss	[1]	15,254	18,271
Securitization Of Loans Receivable Originated By Third Parties | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		1,231,246	1,485,653
Power Generation Projects | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		402	442
Maximum exposure to loss	[1]	402	442
Power Generation Projects | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		9,103	10,103
Other VIEs | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		3,140	2,845
Investments		15,098	10,101
Maximum exposure to loss	[1]	32,123	12,946
Other VIEs | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		¥ 914,801	¥ 370,516

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.